Related party transactions (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Related Party Transactions 1		$ 6,785
Related Party Transactions 2		522
Related Party Transactions 3		261,367
Related Party Transactions 4		15,625
Related Party Transactions 5		49,500
Related Party Transactions 6		26
Related Party Transactions 7		33
Related Party Transactions 8		8,254
Related Party Transactions 9		6,263
Related Party Transactions 10		522
Related Party Transactions 11		183,367
Related Party Transactions 12		99,000
Related Party Transactions 13		26
Related Party Transactions 14		33
Related Party Transactions 15		8,254
Related Party Transactions 1	1,566
Related Party Transactions 2	3,132
Related Party Transactions 3	522
Related Party Transactions 4	296,867
Related Party Transactions 5	12,843
Related Party Transactions 6	$ 25,686